Quarterly Holdings Report
for
Fidelity® Climate Action Fund
August 31, 2023
CLA-NPRT1-1023
1.9901892.102
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Interactive Media & Services - 3.3%
Alphabet, Inc. Class A (a)	5,689	774,671
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.8%
BYD Co. Ltd. (A Shares)	5,396	185,396
Broadline Retail - 2.7%
Amazon.com, Inc. (a)	2,783	384,082
MercadoLibre, Inc. (a)	194	266,238
		650,320
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	117	225,417
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	1,455	147,522
Sony Group Corp.	185	15,391
		162,913
Leisure Products - 0.7%
YETI Holdings, Inc. (a)	3,101	154,895
Specialty Retail - 1.8%
Lowe's Companies, Inc.	1,861	428,923
Textiles, Apparel & Luxury Goods - 0.4%
On Holding AG (a)	3,445	99,319
TOTAL CONSUMER DISCRETIONARY		1,907,183
CONSUMER STAPLES - 4.5%
Household Products - 1.4%
Procter & Gamble Co.	2,186	337,387
Personal Care Products - 3.1%
Kenvue, Inc.	14,881	343,007
L'Oreal SA	858	377,545
		720,552
TOTAL CONSUMER STAPLES		1,057,939
ENERGY - 1.5%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	6,027	218,117
Oil, Gas & Consumable Fuels - 0.6%
Centrus Energy Corp. Class A (a)	2,669	126,671
TOTAL ENERGY		344,788
FINANCIALS - 12.2%
Banks - 0.5%
Amalgamated Financial Corp.	6,915	123,917
Capital Markets - 7.2%
Intercontinental Exchange, Inc.	3,206	378,276
Moody's Corp.	1,699	572,223
Morgan Stanley	4,008	341,281
S&P Global, Inc.	1,021	399,068
		1,690,848
Consumer Finance - 2.6%
American Express Co.	2,045	323,090
Capital One Financial Corp.	2,934	300,412
		623,502
Insurance - 1.9%
Marsh & McLennan Companies, Inc.	2,288	446,137
TOTAL FINANCIALS		2,884,404
HEALTH CARE - 11.4%
Biotechnology - 1.4%
Gilead Sciences, Inc.	2,545	194,642
Repligen Corp. (a)	863	150,084
		344,726
Health Care Providers & Services - 1.3%
Elevance Health, Inc.	675	298,357
Life Sciences Tools & Services - 5.6%
Agilent Technologies, Inc.	3,226	390,572
Danaher Corp.	644	170,660
Mettler-Toledo International, Inc. (a)	183	222,067
Thermo Fisher Scientific, Inc.	982	547,072
		1,330,371
Pharmaceuticals - 3.1%
Novo Nordisk A/S Series B	1,905	351,384
Sanofi SA	3,513	374,148
		725,532
TOTAL HEALTH CARE		2,698,986
INDUSTRIALS - 20.1%
Aerospace & Defense - 1.2%
BWX Technologies, Inc.	1,935	142,726
Woodward, Inc.	1,155	149,422
		292,148
Building Products - 2.8%
The AZEK Co., Inc. (a)	8,227	279,800
Trane Technologies PLC	1,881	386,094
		665,894
Construction & Engineering - 2.1%
AECOM	3,900	342,225
Quanta Services, Inc.	788	165,378
		507,603
Electrical Equipment - 6.9%
Array Technologies, Inc. (a)	1,909	47,477
Bloom Energy Corp. Class A (a)	3,231	48,433
Eaton Corp. PLC	2,319	534,228
Enovix Corp. (a)	3,479	47,941
Fluence Energy, Inc. (a)	4,244	111,829
Hubbell, Inc. Class B	441	143,788
Net Power, Inc. Class A (a)	4,326	60,521
Rockwell Automation, Inc.	696	217,208
Schneider Electric SA	1,613	276,482
Vestas Wind Systems A/S (a)	5,919	136,759
		1,624,666
Machinery - 4.0%
Deere & Co.	494	203,004
Energy Recovery, Inc. (a)	5,814	158,025
Industrie de Nora SpA	4,724	91,692
Ingersoll Rand, Inc.	5,131	357,169
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	30,800	126,020
		935,910
Professional Services - 3.1%
ICF International, Inc.	1,150	155,319
KBR, Inc.	7,145	439,560
RELX PLC (London Stock Exchange)	4,554	148,437
		743,316
TOTAL INDUSTRIALS		4,769,537
INFORMATION TECHNOLOGY - 33.3%
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp. Class A	3,290	290,770
Flex Ltd. (a)	8,134	224,417
Landis+Gyr Group AG	1,324	98,174
		613,361
IT Services - 3.0%
Accenture PLC Class A	1,893	612,897
IBM Corp.	720	105,718
		718,615
Semiconductors & Semiconductor Equipment - 13.9%
Advantest Corp.	375	47,192
AEHR Test Systems (a)	2,247	114,619
Aixtron AG	4,479	170,474
Allegro MicroSystems LLC (a)	2,914	111,461
Analog Devices, Inc.	924	167,965
Applied Materials, Inc.	3,033	463,321
First Solar, Inc. (a)	1,387	262,309
NVIDIA Corp.	2,748	1,356,275
ON Semiconductor Corp. (a)	2,429	239,159
Soitec SA (a)	802	146,927
SolarEdge Technologies, Inc. (a)	527	85,674
STMicroelectronics NV (depository receipt)	2,922	138,094
		3,303,470
Software - 12.2%
Aspen Technology, Inc. (a)	1,733	336,202
DocuSign, Inc. (a)	1,844	92,753
Intuit, Inc.	453	245,440
Microsoft Corp.	4,314	1,413,959
Procore Technologies, Inc. (a)	1,842	124,427
Samsara, Inc. (a)	4,393	120,192
ServiceNow, Inc. (a)	530	312,080
Volue A/S (a)	49,161	105,658
Zoom Video Communications, Inc. Class A (a)	1,972	140,071
		2,890,782
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	1,982	372,358
TOTAL INFORMATION TECHNOLOGY		7,898,586
MATERIALS - 2.2%
Chemicals - 1.8%
DSM BV	889	90,056
DSM-Firmenich AG	1,719	158,719
Ecolab, Inc.	879	161,569
		410,344
Construction Materials - 0.4%
Holcim AG	1,526	101,163
TOTAL MATERIALS		511,507
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Prologis (REIT), Inc.	2,919	362,540
UTILITIES - 1.2%
Electric Utilities - 0.8%
Elia Group SA/NV	1,625	187,660
Independent Power and Renewable Electricity Producers - 0.4%
Scatec Solar AS (b)	14,938	99,758
TOTAL UTILITIES		287,418
TOTAL COMMON STOCKS (Cost $21,142,462)		23,497,559

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(c)(d) (Cost $8,330)	400	4,932

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (e) (Cost $176,991)	176,956	176,991

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,327,783)	23,679,482
NET OTHER ASSETS (LIABILITIES) - 0.0%	7,600
NET ASSETS - 100.0%	23,687,082

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,758 or 0.4% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,932 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	8,330

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	424,905	1,239,854	1,487,768	3,546	-	-	176,991	0.0%
Total	424,905	1,239,854	1,487,768	3,546	-	-	176,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.